UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                                      811-7512

DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC. - Dreyfus Worldwide Growth Fund (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	10/31
Date of reporting period:	07/31/09

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Worldwide Growth Fund
July 31, 2009 (Unaudited)

Common Stocks--99.3%	Shares	Value ($)
Consumer Discretionary--27.8%
Christian Dior	275,000	23,870,099
L'Oreal, ADR	1,200,000	20,760,000
LVMH Moet Hennessy Louis Vuitton	46,175	4,165,300
McDonald's	207,800	11,441,468
McGraw-Hill Cos.	140,000	4,389,000
News, Cl. A	696,400	7,193,812
Philip Morris International	552,500	25,746,500
Procter & Gamble	330,000	18,318,300
		115,884,479
Consumer Staples--24.3%
Altria Group	552,500	9,685,325
Coca-Cola	403,100	20,090,504
Danone, ADR	1,100,000	11,671,000
Diageo, ADR	165,000	10,292,700
Fomento Economico Mexicano, ADR	65,000	2,509,000
Nestle, ADR	550,000	22,594,000
PepsiCo	170,675	9,685,806
Walgreen	468,000	14,531,400
		101,059,735
Energy--20.5%
Chevron	263,800	18,326,186
ConocoPhillips	26,000	1,136,460
Exxon Mobil	411,008	28,930,853
Royal Dutch Shell, ADR	150,000	7,896,000
StatoilHydro, ADR	400,068	8,581,459
Total, ADR	367,516	20,452,265
		85,323,223
Financial--3.6%
Assicurazioni Generali	14,550	331,592
Eurazeo	69,669	3,166,637
HSBC Holdings, ADR	141,666	7,182,466
JPMorgan Chase & Co.	65,100	2,516,115
Zurich Financial Services	10,100	1,984,747
		15,181,557
Health Care--13.4%
Abbott Laboratories	200,300	9,011,497

Becton, Dickinson & Co.	20,000	1,303,000
Johnson & Johnson	228,525	13,914,887
Novartis, ADR	78,000	3,558,360
Novo Nordisk, ADR	50,000	2,919,500
Roche Holding, ADR	636,000	25,020,240
		55,727,484
Industrial--2.3%
General Dynamics	18,000	997,020
General Electric	241,072	3,230,365
United Technologies	100,000	5,447,000
		9,674,385
Information Technology--3.9%
Apple	16,000 a	2,614,240
Intel	570,941	10,990,614
Microsoft	120,000	2,822,400
		16,427,254
Materials--3.5%
Air Liquide, ADR	696,059	14,512,830
Total Common Stocks
(cost $256,386,559)		413,790,947

Other Investment--.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,827,000)	1,827,000 [b]	1,827,000

Total Investments (cost $258,213,559)	99.7%	415,617,947
Cash and Receivables (Net)	.3%	1,122,907
Net Assets	100.0%	416,740,854

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $258,213,559. Net unrealized appreciation on investments was $157,404,388 of which $169,818,272 related to appreciated investment securities and $12,413,884 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2009 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 -	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic	222,322,752	-	-	222,322,752
Equity Securities - Foreign	96,910,125	94,558,070	-	191,468,195
Mutual Funds	1,827,000	-	-	1,827,000
Other Financial Instruments+	-	-	-	-
Liabilities ($)
Other Financial Instruments+	-	-	-	-

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depre or in the case of options, market value at period end.

The fund adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period, FAS 161 disclosures did not impact the notes to the financial statements.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available, are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.  Forward currency exchange contracts are valued at the forward rate.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Worldwide Growth Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 22, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	September 22, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)